Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2022
Basis of preparation
Accounting policies followed in interim financial statements

The accounting policies applied by the Group in determining the IFRS financial results in this report are the same as those previously applied in the Group’s consolidated financial statements for the year ended 31 December 2021, as disclosed in the 2021 Form 20-F, aside from those discussed in note A2 below.

These 2021 consolidated financial statements do not represent Prudential’s statutory accounts for the purpose of the UK Companies Act 2006.

New accounting pronouncements

A2     New accounting pronouncements

The IASB has issued the following new accounting pronouncements to be effective from 1 January 2022, unless otherwise stated:

–	Amendments to IAS 37 ‘Onerous contracts – Cost of Fulfilling a Contract’ issued in May 2020;
–	Annual Improvements to IFRS Standards 2018-2020 issued in May 2020;
–	Amendments to IAS 16 ‘Property, Plant and Equipment – Proceeds before Intended Use’ issued in May 2020; and
–	Reference to the Conceptual Framework – Amendments to IFRS 3 ‘Business combination’ issued in May 2020.

The adoption of these pronouncements has had no significant impact on the Group interim financial statements.

In addition, in 2023 IFRS 17 ‘Insurance Contracts’ and IFRS 9 ‘Financial Instruments’ will become effective. The Group has a Group-wide implementation programme to implement IFRS 17 and IFRS 9. The programme is responsible for setting Group-wide accounting policies and developing application methodologies, establishing appropriate processes and controls, sourcing appropriate data and implementing actuarial and finance system changes. During half year 2022 the Group has made significant progress with the testing of new actuarial and finance systems in our preparations for IFRS 17 adoption in 2023. Elements of the detailed calculation methodology remain subject to wider discussion and debate in the industry. It is not currently practicable to provide reliable estimates of the quantitative impact on the Group’s results and financial position. A further update on our IFRS 17 progress will be provided in our FY 22 financial statements.